Share-based Payments (Details 4) - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018
December 2016 Options [Member]
Disclosure of classes of share capital [line items]
Dividend yield
Expected volatility	100.00%
Risk-free interest rate	1.69%
Expected life of option (years)	3 years 2 months 1 day
Option exercise price	$ 0.5000
Weighted average share price at grant date	0.285
Value per option	$ 0.1431
June 2017 Options [Member]
Disclosure of classes of share capital [line items]
Dividend yield
Expected volatility	100.00%
Risk-free interest rate	1.69%
Expected life of option (years)	1 year 3 months 29 days
Option exercise price		$ 0.5000
Weighted average share price at grant date	$ 0.315
Value per option	$ 0.0937